Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 344,272	$ 149,569	$ 738,527	$ 1,376,063
COST OF REVENUES (exclusive of depreciation and amortization shown below))	165,466	55,144	241,970	565,129
OPERATING EXPENSES
Research and development	349,444	260,338	1,292,531	1,128,640
General and administrative	945,606	448,606	3,004,403	2,673,773
Depreciation	5,016	6,120	24,069	19,858
Amortization			0	306,756
Gain of sale of assets, property and equipment			0	(1,594)
TOTAL OPERATING EXPENSES	1,300,066	715,064	4,321,003	4,127,433
OPERATING LOSS	(1,121,260)	(620,639)	(3,824,446)	(3,316,499)
OTHER INCOME (EXPENSE)
(Loss) gain on warrant valuation adjustment and conversion	(2,973,682)	323,223	(568,729)	(2,223,718)
Interest expense, net	(1,744,967)	(192,738)	(1,029,464)	(854,980)
Amortization of debt discount			(110,247)	(31,514)
Loss on foreign currency exchange	(16,746)	(3,378)	(5,050)	(12,329)
TOTAL OTHER INCOME (EXPENSE), NET	(4,735,395)	127,107	(1,713,490)	(3,122,541)
NET LOSS	(5,856,655)	(493,532)	(5,537,936)	(6,439,040)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	935	1,785	8,286	(18,907)
TOTAL COMPREHENSIVE LOSS	$ (5,855,720)	$ (491,747)	$ (5,529,650)	$ (6,457,947)
LOSS PER SHARE:
Net loss - basic and diluted	$ (0.04)	$ 0.00	$ (0.04)	$ (0.06)
Weighted average shares outstanding - basic and diluted	139,754,044	138,042,070	138,838,602	107,619,869